ASCENDANT DEEP VALUE CONVERTIBLES FUND

a series of Northern Lights Fund Trust

Class A Shares: AEQAX

Class C Shares: AEQCX

Class I Shares: AEQIX

Supplement dated June 5, 2017

to the Prospectus and Statement of Additional Information dated January 30, 2017

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•	Effective June 19, 2017, the name of the Fund will be changed. The Fund’s new name will be the Ascendant Deep Value Bond Fund.

•	The Fund currently has the following non-fundamental investment policy:

Under normal conditions, the Fund invests at least 80% of its assets (plus any borrowings) in convertible securities.

As of August 4, 2017, the Fund will no longer have the 80% investment policy described above. Instead, the Fund will adopt the following non-fundamental policy:

Under normal conditions, the Fund invests at least 80% of its assets (plus any borrowings) in bonds.

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This Supplement, and the Prospectus and Statement of Additional Information dated January 30, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-5ASCEND.

Please retain this Supplement for future reference.